Cover	Sep. 30, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Entity File Number	811-23067
Entity Registrant Name	RiverNorth Capital and Income Fund, Inc.
Entity Central Index Key	0001644771
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	360 South Rosemary Avenue
Entity Address, Address Line Two	Suite 1420
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(312)
Local Phone Number	832-1440
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common shares
Title of 12(b) Security	Common shares
Trading Symbol	RSF
Security Exchange Name	NYSE
5.875% Series A Term Preferred Stock
Title of 12(b) Security	5.875% Series A Term Preferred Stock
Trading Symbol	RMPL
Security Exchange Name	NYSE